Basis of Preparation of the Unaudited Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2023
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Basis of Preparation of the Unaudited Condensed Consolidated Financial Statements
2.
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34 ("IAS 34") "Interim Financial Reporting" issued by the IASB as well as the rules and regulations of the U.S. Securities and Exchange Commission, and have been prepared under the assumption the Company operates on a going concern basis.